Going Concern (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 963,633	$ 2,114,445	$ 5,191,042	$ 2,518,084	$ 6,410,564	$ 4,306,918
Accumulated losses	36,148,163		36,148,163		30,957,121	$ 24,546,557
Working capital deficit	$ 12,598,384		$ 12,598,384		$ 10,502,348